CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Non-current assets
Property, plant and equipment	€ 45,273	€ 32,034
Intangible assets	621,288	611,075
Total deferred tax assets	36,649	33,088
Investments in associates, joint ventures and other investments	118	5,145
Other financial assets	18,224	15,900
Non-current assets	721,552	697,242
Current assets
Trade receivables	248,383	248,227
Other receivables	62,628	48,914
Income tax receivables	5,167	2,039
Prepaid expenses	8,465	6,762
Cash and cash equivalents	123,783	87,462
Current assets	448,426	393,404
Total assets	1,169,978	1,090,646
Equity attributable to owners of the parent
Share capital	2,308	2,296
Share premium	1,900,660	1,901,648
Other equity	(114)	(111)
Other reserves	(988,409)	(972,584)
Accumulated losses	(785,069)	(869,332)
Equity attributable to owners of the parent	129,376	61,917
Non-controlling interests	14,800	8,407
Total equity	144,176	70,324
Non-current liabilities
Loans and borrowings	531,981	587,978
Other financial liabilities	34,366	19,304
Deferred tax liabilities	9,439	5,243
Employee benefit obligations	5,183	5,175
Provisions	1,155	1,175
Non-current liabilities	582,124	618,875
Current liabilities
Loans and borrowings	759	889
Other financial liabilities	24,819	13,689
Trade payables	295,346	281,998
Other liabilities	43,249	33,733
Accrued liabilities	51,179	48,714
Income tax liabilities	25,004	19,884
Provisions	3,322	2,540
Current liabilities	443,678	401,447
Total liabilities	1,025,802	1,020,322
Total equity and liabilities	€ 1,169,978	€ 1,090,646